Organization and Principal Activities (Details) - USD ($)			12 Months Ended
	Sep. 04, 2024	Nov. 24, 2023	Dec. 31, 2024	Sep. 09, 2024	Dec. 31, 2023	Sep. 05, 2023	May 09, 2023
Organization and Principal Activities [Line Items]
Number of shares issued per unit		10
Issued capital par value				$ 0.001			$ 24.8
Common stock dividend		$ 20,200
Common stock dividend shares		20,000,000
Preferred shares didividend		2,000,000
Preferred shares par value			$ 0.0001		$ 0.0001
Option agreements, term			10 years
Exclusive Option Agreement [Member]
Organization and Principal Activities [Line Items]
Option agreements successive, term			5 years
Shenzhen Leshare Investment Co.,Ltd [Member]
Organization and Principal Activities [Line Items]
Stock split description	the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes.
Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of shares issued per unit		1
Issued capital par value		$ 0.0001
Ordinary shares par value		0.001	$ 0.0001			$ 0.001	$ 0.001
Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Preferred shares par value		$ 0.0001